Cover	Feb. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2025
Entity File Number	001-41592
Entity Registrant Name	MGO Global Inc.
Entity Central Index Key	0001902794
Entity Tax Identification Number	87-3929852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	th
Entity Address, Address Line Two	Terrace
Entity Address, Address Line Three	Unit A
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33346
City Area Code	(347)
Local Phone Number	913-3316
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	MGOL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false